Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Multi Strategy Alternatives Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Columbia Multi Strategy Alternatives Fund Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Columbia Multi Strategy Alternatives Fund Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Columbia Multi Strategy Alternatives Fund Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Multi Strategy Alternatives Fund Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Multi Strategy Alternatives Fund Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Multi Strategy Alternatives Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Multi Strategy Alternatives Fund Class A | Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Multi Strategy Alternatives Fund Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund Class A | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Multi Strategy Alternatives Fund Class A | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	363.40%
Columbia Multi Strategy Alternatives Fund Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	341.00%
Columbia Multi Strategy Alternatives Fund Class A | Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Multi Strategy Alternatives Fund Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund Class A | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Multi Strategy Alternatives Fund Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	361.30%
Columbia Multi Strategy Alternatives Fund Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	378.50%
Columbia Multi Strategy Alternatives Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Columbia Multi Strategy Alternatives Fund Advisor Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Columbia Multi Strategy Alternatives Fund Advisor Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Columbia Multi Strategy Alternatives Fund Advisor Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Multi Strategy Alternatives Fund Advisor Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Multi Strategy Alternatives Fund Advisor Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Multi Strategy Alternatives Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Multi Strategy Alternatives Fund Advisor Class | Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Multi Strategy Alternatives Fund Advisor Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund Advisor Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Multi Strategy Alternatives Fund Advisor Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	363.40%
Columbia Multi Strategy Alternatives Fund Advisor Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	341.00%
Columbia Multi Strategy Alternatives Fund Advisor Class | Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Multi Strategy Alternatives Fund Advisor Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund Advisor Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Multi Strategy Alternatives Fund Advisor Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	361.30%
Columbia Multi Strategy Alternatives Fund Advisor Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	378.50%
Columbia Multi Strategy Alternatives Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Columbia Multi Strategy Alternatives Fund Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Columbia Multi Strategy Alternatives Fund Class C | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Columbia Multi Strategy Alternatives Fund Class C | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Multi Strategy Alternatives Fund Class C | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Multi Strategy Alternatives Fund Class C | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Multi Strategy Alternatives Fund Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Multi Strategy Alternatives Fund Class C | Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Multi Strategy Alternatives Fund Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund Class C | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Multi Strategy Alternatives Fund Class C | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	363.40%
Columbia Multi Strategy Alternatives Fund Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	341.00%
Columbia Multi Strategy Alternatives Fund Class C | Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Multi Strategy Alternatives Fund Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund Class C | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Multi Strategy Alternatives Fund Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	361.30%
Columbia Multi Strategy Alternatives Fund Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	378.50%
Columbia Multi Strategy Alternatives Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Columbia Multi Strategy Alternatives Fund Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Columbia Multi Strategy Alternatives Fund Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Columbia Multi Strategy Alternatives Fund Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Multi Strategy Alternatives Fund Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Multi Strategy Alternatives Fund Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Multi Strategy Alternatives Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Multi Strategy Alternatives Fund Institutional Class | Long Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Multi Strategy Alternatives Fund Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Multi Strategy Alternatives Fund Institutional Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Multi Strategy Alternatives Fund Institutional Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	363.40%
Columbia Multi Strategy Alternatives Fund Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	341.00%
Columbia Multi Strategy Alternatives Fund Institutional Class | Short Commodity Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Multi Strategy Alternatives Fund Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Multi Strategy Alternatives Fund Institutional Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Multi Strategy Alternatives Fund Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	361.30%
Columbia Multi Strategy Alternatives Fund Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	378.50%